Subsequent Events (Details) (USD $)	12 Months Ended						0 Months Ended			2 Months Ended	4 Months Ended			12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Jan. 30, 2013 Subsequent Event Issuance of Equity	Jan. 30, 2013 Subsequent Event Issuance of Equity Noncontrolling Interests	Apr. 24, 2013 Proposed merger	Mar. 11, 2013 US Bank Tower Subsequent Event	May 13, 2013 Plaza Las Fuentes Subsequent Event	May 28, 2013 Plaza Las Fuentes Subsequent Event	Apr. 24, 2013 Common Stock Proposed merger	Dec. 31, 2012 7.625% Series A Preferred Stock	Apr. 24, 2013 7.625% Series A Preferred Stock Proposed merger	May 19, 2013 MPG Office Trust, Inc. 7.625% Series A Preferred Stock Proposed merger	May 19, 2013 Sub REIT 7.625% Series A Preferred Stock Proposed merger
Subsequent Event [Line Items]
Opearting Partnership, Units redeemed				0		6,276,251		35,000
Shares issued, conversion of units					682,031		35,000
Proceeds from dispositions of real estate	$ 20,950,000	$ 136,506,000	$ 331,883,000							$ 367,500,000	$ 75,000,000
Buyer escrow deposit										7,500,000		2,250,000
Expected net proceeds from sale of real estate	21,000,000	20,300,000	0							103,000,000	30,000,000
Merger Consideration, common stock													$ 3.15
Sale of Stock, Price Per Share															$ 25.00
Proposed Merger, Tender Threshold for Preferred Buyout															66.60%
Preferred stock, dividend rate, percentage														7.625%		7.625%	7.625%
Preferred stock, par value	$ 0.01	$ 0.01														$ 0.01	$ 0.01
Proposed merger, termination fee									17,000,000
Propsed merger, termination expense reimbursement									6,000,000
Proposed merger, no-vote termination fee									$ 4,000,000